Other non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Other current non-financial assets	$ 22,395,591	$ 18,861,414
Other non-current non-financial assets	7,042,297	5,007,150
Insurance paid [Member]
Statement [Line Items]
Other current non-financial assets	3,709,267	3,565,768
Other non-current non-financial assets	1,701	0
Advertising [Member]
Statement [Line Items]
Other current non-financial assets	8,940,821	7,976,638
Other non-current non-financial assets	5,372,024	3,173,523
Advances to suppliers [Member]
Statement [Line Items]
Other current non-financial assets	7,548,987	4,695,341
Other non-current non-financial assets	0	0
Prepaid expenses [Member]
Statement [Line Items]
Other current non-financial assets	1,068,339	1,685,096
Other non-current non-financial assets	1,510,785	1,705,693
Guarantees paid [Member]
Statement [Line Items]
Other current non-financial assets	30,592	62,316
Other non-current non-financial assets	139,742	106,571
Consumables [Member]
Statement [Line Items]
Other current non-financial assets	481,494	393,234
Other non-current non-financial assets	0	0
Dividends receivable [Member]
Statement [Line Items]
Other current non-financial assets	614,591	423,994
Other non-current non-financial assets	0	0
Other Non financial Assets [Member]
Statement [Line Items]
Other current non-financial assets	1,500	59,027
Other non-current non-financial assets	18,045	21,363
Advances Total [Member]
Statement [Line Items]
Other current non-financial assets	21,267,414	17,922,843
Other non-current non-financial assets	6,884,510	4,879,216
Other Asset Total [Member]
Statement [Line Items]
Other current non-financial assets	1,128,177	938,571
Other non-current non-financial assets	$ 157,787	$ 127,934